UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                                   Pursuant to
                                   Rule 24f-2


1.    Name and address of issuer:

          PC&J Preservation Fund
          300 Old Post Office
          120 West Third Street
          Dayton Ohio 45402-1819

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities for the issuer, check the box but do not list series or classes): / X /

3.    Investment Company Act File Number: 811-4204

      Securities Act File Number:               2-95285

4(a). Last day of fiscal year for which this Form is filed:

          December 31, 2008


4(b). / _ /    Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).


4(c). /_ /    Check box if this is the last time the issuer will be filing this
Form.

5.    Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during the fiscal
           year pursuant to section 24(f):                           $ 1,932,871
                                                                     -----------

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                    $ 1,906,137
                                                    -----------

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                    $ 7,889,669
                                                    -----------

(iv)     Total available redemption credits [add Items 5(ii)
         and 5(iii)]:                                                $ 9,795,806
                                                                     -----------


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     (v)  Net sales-if Item 5(i) is greater than Item 5(iv)
          [subtract Item (iv) from Item 5(i)]:                       $         0
                                                                     -----------
     (vi) Redemption credits available for use in future years-if
          Item 5(i) is less than Item 5(iv)[subtract Item5(iv) from
          Item 5(I)]:
                                                    $(7,862,935)
                                                     -----------

    (vii) Multiplier for determining registration fees:
                                                                      x.00003930
                                                                     -----------

   (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
          (enter '0' if no fee is due):
                                                                     = $       0
                                                                     -----------


6. If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:    0     .
								    ---------
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:       0     .
     		                	    ----------

7.   Interest due-if this Form is being filed more than 90 days after
     the end of the issuer's fiscal year:                            + $       0
                                                                     -----------

8.   Total of the amount of the registration fee due plus any interest
     due [line 5(viii) plus line 7]:                                 = $       0
                                                                     -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

          / _ /     Wire Transfer

          / _ /     Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) /s/
                         -----------------------------
                         JAMES M. JOHNSON, Secretary

Date   March 6, 2009
     -------------------
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